Commitments and Contingencies (Details 2) (Pipeline Capacity Agreements, USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Pipeline Capacity Agreements
Pipeline Capacity Agreements
2015 (six months)	$ 41,822
2016	95,050
2017	82,916
2018	62,565
2019	51,278
Thereafter	107,537
Total	$ 441,168